Steward Small-Mid Cap Enhanced Index Fund (Prospectus Summary) | Steward Small-Mid Cap Enhanced Index Fund
STEWARD SMALL-MID CAP ENHANCED INDEX FUND -- Individual Class and Institutional Class
Investment Objective:
To provide long-term capital appreciation.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Steward Small-Mid Cap Enhanced Index Fund (USD $)	Individual Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	12.00	12.00

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
Annual Fund Operating Expenses Steward Small-Mid Cap Enhanced Index Fund	Individual Class	Institutional Class
Management fees	0.15%	0.15%
Distribution (12b-1) fees	0.25%	none
Other expenses	0.48%	0.47%
Total annual Fund operating expenses	0.88%	0.62%

Example
This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

·  You invest $10,000 for the periods shown;
·  Your investment has a 5% return each year; and
·  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Steward Small-Mid Cap Enhanced Index Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Individual Class	90	281	488	1,085
Institutional Class	63	199	346	775

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies
The Fund pursues its investment objective by seeking to outperform its benchmark using a style allocation strategy that can change the relative weighting of growth versus value style small- and mid-cap securities in the Fund's portfolio. The Fund's benchmark is a widely-recognized broad-based small-mid cap index, as designated by the Fund's Board of Directors from time to time, and is the same index identified in the Average Annual Total Returns table, below. (See
"Average Annual Total Returns" table, below.) The Fund will provide 30 days'
notice of a change in its benchmark. The Fund will normally invest at least 80%
of its assets in common stocks of small- to mid-cap companies. The companies will represent a broad spectrum of the U.S. economy. Its investments are allocated in an attempt to match the characteristics of three subcomponent benchmarks: small-mid cap pure growth, small-mid-cap pure value and a small-mid cap blend. Small- to mid-cap companies are defined by the market capitalization range of the Fund's benchmark from time to time. For the Fund's current benchmark, this range, as of June 28, 2011, is $51.9 million to
$13.5 billion. The Fund's investments will generally be in securities of U.S.
issuers, but it may invest up to 5% of its total assets in securities of
non-U.S. issuers and not more than 2% of its total assets in securities of companies in emerging market countries. The Fund may also invest in other investment companies. If a material misweighting develops, the portfolio manager seeks to rebalance the portfolio in an effort to realign it with its benchmark. Because the Fund uses its best efforts to avoid investing in companies that do not pass the cultural values screening criteria, it will divest itself of securities that are subsequently added to the list of prohibited companies.

Socially Responsible Investing. The Fund uses its best efforts to avoid investing in companies that are materially involved with pornography, abortion, alcohol, gambling or tobacco, although it may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may include prohibited companies.

Principal Risks of Investing in the Fund
Investment in the Fund involves risk and your investment may lose money. The common stocks in which the Fund invests will rise and fall in response to factors affecting the particular company, its industry or general market or economic conditions. The Fund's estimate of the intrinsic value of "value"
stocks may not be realized. Its "growth" stocks may not pay dividends that could cushion prices in a market decline. The Fund's socially responsible investment policies may cause it to lose the advantage of certain investment opportunities. The small- and mid-cap companies in which the Fund may invest may have limited track records, narrower markets, more limited managerial and financial resources and less diversified products, exposing the Fund to greater share price volatility. The Fund's investments in non-U.S. securities expose it to risks of political and financial instability, currency exchange rate fluctuations, possible greater price volatility and less liquidity, lack of uniform accounting standards, less government regulation, delays in transaction settlement and more limited information. These risks are greater in emerging market countries.  If the Fund invests substantially in money market instruments for temporary defensive purposes, its potential returns could be reduced.

Performance
The following tables provide some indication of the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Calendar Year Total Returns table shows performance for each of the last 10 calendar years (Individual Class is shown; returns for
Institutional Class will be different.) Updated performance information is available on the Fund's website at www.stewardmutualfunds.com.

INDIVIDUAL CLASS CALENDAR YEAR TOTAL RETURNS

Steward Small-Mid Cap Enhanced Index Fund Year-by-year total return as of 12/31 of each year (%) Individual Class Returns

Best Quarter:        Q2'09   28.76%
Worst Quarter:       Q4'08  -27.24%
Year-To-Date Return: Q2'11   7.72%

The following table illustrates the impact of taxes on the Fund's returns
(Individual Class is shown; returns for Institutional Class will be different). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if your Fund shares are held in a tax-deferred account such as an individual retirement account or 401(k) plan.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2010
Average Annual Total Returns Steward Small-Mid Cap Enhanced Index Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Individual Class	Return Before Taxes	27.05%	5.26%	1.35%
Individual Class After Taxes on Distributions	Return After Taxes on Distributions	26.97%	4.52%	0.80%
Individual Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	17.67%	4.32%	1.02%
Standard & Poor's 1000 Index	Standard & Poor's 1000 Index (reflects no deduction for fees, expenses or taxes)	26.55%	5.37%	7.29%